REVENUE AND ACCOUNTS RECEIVABLE - 10-K (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Summary of Patient and Resident Service Revenue by Primary Payors	The composition of patient and resident service revenue by primary payors for the years ended December 31, 2023, 2022, and 2021 are as follows:

	2023	% of Revenue	2022	% of Revenue	2021	% of Revenue
Medicare	$1,200,801	38.6%	$1,142,863	47.6%	$496,311	43.7%
Medicaid	1,168,455	37.6%	723,896	30.2%	399,141	35.1%
Managed care	586,850	18.9%	416,089	17.3%	159,541	14.0%
Private and other	154,008	4.9%	116,307	4.9%	80,916	7.2%
Total patient and resident service revenue	$3,110,114	100.0%	$2,399,155	100.0%	$1,135,909	100.0%
The composition of patient and resident service revenue by primary payors for the three and six months ended June 30, 2024 and 2023 are as follows:

	Three Months Ended June 30,
	2024	% of Revenue	2023	% of Revenue
Medicare	$368,044	37.5%	$316,877	41.7%
Medicaid	373,818	38.1%	268,867	35.4%
Managed care	191,273	19.5%	138,440	18.2%
Private and other	48,263	4.9%	36,240	4.7%
Total patient and resident service revenue	$981,398	100.0%	$760,424	100.0%

	Six Months Ended June 30,
	2024	% of Revenue	2023	% of Revenue
Medicare	$701,387	36.6%	$657,287	44.8%
Medicaid	736,170	38.4%	483,026	32.9%
Managed care	375,553	19.6%	261,877	17.8%
Private and other	102,586	5.4%	66,060	4.5%
Total patient and resident service revenue	$1,915,696	100.0%	$1,468,250	100.0%